Dividend Payable (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended					12 Months Ended
	Jan. 07, 2014	Oct. 02, 2013	Jul. 03, 2013	Apr. 04, 2013	Jan. 04, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 07, 2014	Nov. 08, 2013	Aug. 14, 2013	Apr. 30, 2013	Feb. 07, 2013	Nov. 09, 2012
Dividends per share									$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Payments of Dividends	$ 7,220	$ 7,115	$ 5,816	$ 4,172	$ 2,410	$ 19,711	$ 9,759	$ 9,790
Dividend paid to stock holders of record	6,836	6,731	5,432	3,788	2,026
Holder of the 1,000 shares Series C preferred stock
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	384	384	384	384	384
Holder of the 540 shares Series B and Series D preferred stock
Payments of Ordinary Dividends, Preferred Stock and Preference Stock						$ 199